Stockholders Equity (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Number of shares Warrant outstanding beginning balance	25,250	26,765
Number of shares Warrants Granted	8,850,000
Number of shares Warrants Forfeited		(1,515)
Number of shares Warrant outstanding ending balance		25,250
Number of shares Warrants exercisable ending balance	8,875,250
Weighted average exercise price per Share outstanding beginning balance	$ 12.00	$ 35.98
Weighted average exercise price per Share Granted	0	0
Weighted average exercise price per Share Forfeited	0	0
Weighted average exercise price per Share outstanding ending balance		$ 12.00
Weighted average life years per Share outstanding beginning balance		2 years 9 months 14 days
Weighted average life years per Share exercisable beginning balance		0 years
Weighted average life years per Share outstanding ending balance		1 year 10 months 24 days
Bottom (Member)
Weighted average exercise price per Share outstanding ending balance	$ 5.54
Weighted average exercise price per Share exercisable ending balance		$ 0.74